Goodwill and Other Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets
	June 30, 2020	December 31, 2019	Weighted average amortization period

Cost:
Brand name	946	946	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship	728	728	7
Backlog	90	90

	4,325	4,325
Accumulated amortization and impairments:
Brand name	946	946
Customer list	2,450	2,450
Software	111	111
Customer relationship	678	130
Backlog	90	90

	4,275	3,727

Amortized cost	$50	$598

Schedule of carrying amount of goodwill
Goodwill
Balance as of December 31,2019	5,147
Changes during 2020 :
Impairment of Goodwill	(471)
Balance as of June 30,2020	$4,676